Accounting Policies and Basis for Preparation - Summary of Main Commissions Earned by the Bank (Detail)	12 Months Ended
Dec. 31, 2021
Savings accounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Commissions Retail	Savings Accounts
Earning Frequency	Monthly
Checking accounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Commissions Retail	Checking Accounts
Earning Frequency	Monthly
Credit-card renewal [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Commissions Retail	Credit-card Renewal
Earning Frequency	Annual
Safe deposit boxes [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Commissions Retail	Safe Deposit Boxes
Earning Frequency	Quarterly
Bonds and shares transactions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Commissions Retail	Bonds and Shares Transactions
Earning Frequency	On each transaction
Account maintenance [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Commissions Retail	Account Maintenance
Earning Frequency	Monthly
Deposits and withdrawals among branches [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Commissions Retail	Deposits and Withdrawals among Branches
Earning Frequency	Monthly
Foreign trade transactions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Commissions Retail	Foreign Trade Transactions
Earning Frequency	On each transaction